Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 188,731	€ 225,655
Interbank balances (w/o central banks)	[1]	8,881	9,265
Central bank funds sold and securities purchased under resale agreements	[1]	8,222	9,971
Securities borrowed	[1]	3,396	16,732
Loans	[1]	400,297	401,699
Securities held to maturity	[1]	0	3,170
Other financial assets	[1]	80,089	88,936
Financial liabilities:
Deposits	[1]	564,405	580,812
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,867	18,105
Securities loaned	[1]	3,359	6,688
Other short-term borrowings	[1]	14,158	18,411
Other financial liabilities	[1]	100,683	116,101	[2]
Long-term debt	[1]	152,083	159,715
Trust preferred securities	[1]	3,168	5,491
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	188,731	225,655
Interbank balances (w/o central banks)	[1]	8,881	9,265
Central bank funds sold and securities purchased under resale agreements	[1]	8,223	9,973
Securities borrowed	[1]	3,396	16,732
Loans	[1]	395,900	403,842
Securities held to maturity	[1]	0	3,238
Other financial assets	[1]	80,193	88,939
Financial liabilities:
Deposits	[1]	564,637	580,945
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,867	18,103
Securities loaned	[1]	3,359	6,688
Other short-term borrowings	[1]	14,159	18,412
Other financial liabilities	[1]	100,683	116,101	[2]
Long-term debt	[1]	149,128	161,829
Trust preferred securities	[1]	3,114	5,920
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	188,731	225,655
Interbank balances (w/o central banks)	[1]	78	76
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Securities held to maturity	[1]	0	3,238
Other financial assets	[1]	850	0
Financial liabilities:
Deposits	[1]	516	2,108
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	1,816	1,875
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	8,804	9,189
Central bank funds sold and securities purchased under resale agreements	[1]	8,223	9,973
Securities borrowed	[1]	3,396	16,732
Loans	[1]	10,870	24,643
Securities held to maturity	[1]	0	0
Other financial assets	[1]	79,343	88,939
Financial liabilities:
Deposits	[1]	563,850	578,837
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,867	18,103
Securities loaned	[1]	3,359	6,688
Other short-term borrowings	[1]	14,159	18,412
Other financial liabilities	[1]	98,866	114,226	[2]
Long-term debt	[1]	140,961	152,838
Trust preferred securities	[1]	3,114	5,920
Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	385,029	379,199
Securities held to maturity	[1]	0	0
Other financial assets	[1]	1	0
Financial liabilities:
Deposits	[1]	272	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	1	0
Long-term debt	[1]	8,167	8,991
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Restatement undertaken represents pure reclass from Note 14 Fair Value of Financial Instruments not carried at Fair Value to Note 13 Financial Instruments carried at Fair Value.